Share based Compensation - HCML Share Option Scheme (Details) - shares			6 Months Ended
	Apr. 27, 2020	Jun. 04, 2005	Jun. 30, 2020
Share option scheme expired in 2016
Share-based Compensation
Expiry period		10 years
Aggregate number of shares issuable			1,516,180
HCML Share Option Scheme
Share-based Compensation
Refreshed scheme limit	34,528,738
Number of shares refreshed as a percentage of total issued shares	5.00%
Aggregate number of shares issuable			53,584,988
Number of shares authorized but unissued			809,425,235
HCML Share Option Scheme | Minimum
Share-based Compensation
Expiry period			8 years
HCML Share Option Scheme | Maximum
Share-based Compensation
Expiry period			10 years
HCML Share Option Scheme | Four-year awards
Share-based Compensation
Vesting period			4 years
Vesting percentage upon first anniversary			25.00%
Annual vesting percentage after the first anniversary			25.00%